Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 50,673,786	S/ 44,390,985
Total regulatory capital	7,679,278	7,007,381
Basic regulatory capital (Level 1)	5,721,707	5,042,037
Supplementary regulatory capital (Level 2)	S/ 1,957,571	S/ 1,965,344
Global capital to regulatory capital ratio	15.15%	15.79%